Submission	Dec. 29, 2025
Submission [Line Items]
Central Index Key	0001718405
Registrant Name	HYCROFT MINING HOLDING CORPORATION
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A